Commitments and contingencies - Additional Information (Details) $ in Thousands	Aug. 02, 2022 USD ($)	Dec. 31, 2022 lawsuit
Commitments Disclosure [Line Items]
Attorney’s fees and litigation costs | $	$ 13,222
Mountain View Fire
Commitments Disclosure [Line Items]
Number of active lawsuits		17
Number of lawsuits filed by groups of individual plaintiffs		12
Number of lawsuits filed by insurance companies		4